Segment Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Segment Information [Abstract]
Segment Information

(18)   Segment Information

As of December 31, 2011, the Company is organized into four reportable segments: the Company and its banking and Florida trust subsidiaries (Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS and subsidiaries (OBS). These have been segmented due to differences in their distribution channels, the volatility of their earnings, and internal and external financial reporting requirements.

The Bank segment provides a wide range of credit products and banking services to retail and commercial customers, largely within the markets the Company serves. Among the services provided by this segment are commercial and consumer lending, including residential mortgage loans, loan servicing, deposit products, cash management services, investment management and retirement services, securities custodial services, and other related products and services. These products and services are offered through several delivery channels which include traditional community banking offices, automated teller machines, telephone banking, and internet banking. CNB Mortgage originates residential mortgage loans for consumers and sells all of those loans either to the Bank or to third-party investors in the secondary market. Genesee Valley Trust Company provides investment management and retirement services. OBS provides investment sub-advisory services to the Bank and several other financial institutions, primarily community banks and credit unions.

The financial information of these segments has been compiled utilizing the accounting policies described in Note 1. Intersegment revenue, mainly servicing release premiums, is earned on the basis of similar third-party transactions. Indirect administrative expenses are allocated among segments based upon the segments' use of indirect resources. Income taxes are allocated to segments based on the Company's marginal statutory tax rate adjusted for any tax-exempt income or non-deductible expenses. The accounting policies and processes utilized in compiling segment financial information is based on U.S. generally accepted accounting principles, as most of these companies are subject to stand-alone external financial reporting. The reportable segment information as of, and for the years ended, December 31, 2011, 2010, and 2009 follows (in thousands):

The operating results for the Bank for the year ended December 31, 2011 were negatively affected by a $2.2 million fourth quarter accrual to account for the increased liability of the stock appreciation rights plan following the rise in the Company's stock price, while the operating results for OBS were negatively affected by $1.1 million of merger-related expenses. The operating results of GVT for the year ended December 31, 2011 were negatively affected by a $0.3 million increase in amortization of customer intangibles, while in 2009 the results were negatively affected by a $0.8 million retirement expense accrual upon the president's early retirement.

	2011

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$61,473	7	11	-	(18)	61,473
Non-interest income	24,510	3,890	3,863	187	(3,642)	28,808

Total revenues	85,983	3,897	3,874	187	(3,660)	90,281

Provision for loan losses	3,775	-	-	-	-	3,775
Intangible amortization	250	-	937	-	-	1,187
Other operating expenses	57,336	2,272	3,078	1,309	(779)	63,216

Total expenses	61,361	2,272	4,015	1,309	(779)	68,178

Income (loss) before tax	24,622	1,625	(141)	(1,122)	(2,881)	22,103
Income tax	6,178	651	(69)	-	(582)	6,178

Net income attributable to noncontrolling interests
and Canandaigua National Corporation	18,444	974	(72)	(1,122)	(2,299)	15,925

Less: Net income attributable to noncontrolling interests	6	-	-	(393)	-	(387)

Net income attributable to
Canandaigua National Corporation	$18,438	974	(72)	(729)	(2,299)	16,312

Total identifiable assets	$1,738,994	10,180	14,450	15,625	(17,779)	1,761,470

	2010

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$61,161	12	(8)	(24)	61,141
Non-interest income	22,553	4,187	3,873	(3,892)	26,721

Total revenues	83,714	4,199	3,865	(3,916)	87,862

Provision for loan losses	6,150	-	-	-	6,150
Intangible amortization	217	-	778	-	995
Other operating expenses	51,860	2,122	3,471	(597)	56,856

Total expenses	58,227	2,122	4,249	(597)	64,001

Income (loss) before tax	25,487	2,077	(384)	(3,319)	23,861
Income tax	6,205	775	62	(837)	6,205

Net income (loss)	$19,282	1,302	(446)	(2,482)	17,656

Total identifiable assets	$1,646,733	13,537	16,786	(15,552)	1,661,504

	2009

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$54,469	12	(68)	(39)	54,374
Non-interest income	20,847	5,270	3,678	(5,025)	24,770

Total revenues	75,316	5,282	3,610	(5,064)	79,144

Provision for loan losses	4,345	-	-	-	4,345
Intangible amortization	228	-	835	-	1,063
Other operating expenses	47,561	1,746	4,289	(455)	53,141

Total expenses	52,134	1,746	5,124	(455)	58,549

Income (loss) before tax	23,182	3,536	(1,514)	(4,609)	20,595
Income tax	5,401	1,371	(589)	(782)	5,401

Net income (loss)	$17,781	2,165	(925)	(3,827)	15,194

Total identifiable assets	$1,551,047	6,013	19,142	(10,202)	1,566,000

	2009

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$54,469	12	(68)	(39)	54,374
Non-interest income	20,847	5,270	3,678	(5,025)	24,770

Total revenues	75,316	5,282	3,610	(5,064)	79,144

Provision for loan losses	4,345	-	-	-	4,345
Intangible amortization	228	-	835	-	1,063
Other operating expenses	47,561	1,746	4,289	(455)	53,141

Total expenses	52,134	1,746	5,124	(455)	58,549

Income (loss) before tax	23,182	3,536	(1,514)	(4,609)	20,595
Income tax	5,401	1,371	(589)	(782)	5,401

Net income (loss)	$17,781	2,165	(925)	(3,827)	15,194

Total identifiable assets	$1,551,047	6,013	19,142	(10,202)	1,566,000